Income Taxes - Components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
Federal			$ (1,530)	$ 0
Deferred
Federal			(14,495)	146,794
Change in Valuation Allowance			14,495	(146,794)
Income Tax Benefit	$ 0	$ 0	$ (1,530)	$ 0